Schedule of income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total current tax			$ (924)
Total deferred tax	552	(1,603)	365
Total income tax	691	(1,603)	(559)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax			19
Total income tax			19
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax			(924)
Total deferred tax	552	(1,603)	384
Total income tax	691	(1,603)	(540)
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Total current tax	139		(924)
Total deferred tax	552	(1,603)	365
Foreign countries [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax
Total deferred tax			19
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total current tax	139		(924)
Total deferred tax	$ 552	$ (1,603)	$ 384